Schedule of Investments (unaudited)	iShares® 0-3 Month Treasury Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 87.1%
U.S. Treasury Bill
0.00%, 06/01/21(a)	$86,200	$86,200,000
0.00%, 06/03/21(a)	716	716,000
0.00%, 06/10/21(a)	714	714,000
0.00%, 06/17/21(a)	5,649	5,648,994
0.00%, 06/24/21(a)	748	747,999
0.00%, 07/08/21(a)	35,345	35,344,637
0.00%, 12/30/21(a)	28	27,995
U.S. Treasury Note/Bond
1.13%, 06/30/21	82,193	82,265,553
1.63%, 06/30/21	163	163,209
1.75%, 07/31/21	13,000	13,037,207
2.13%, 06/30/21	175,163	175,457,927
2.63%, 06/15/21	140,251	140,391,342
2.63%, 07/15/21	112,000	112,354,176
2.88%, 11/15/21	6	6,077
		653,075,116
Total U.S. Government Obligations — 87.1%
(Cost: $653,068,801)		653,075,116
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	390	$390,000
Total Short-Term Investments — 0.0%
(Cost: $390,000)		390,000

Total Investments in Securities — 87.1%
(Cost: $653,458,801)		653,465,116

Other Assets, Less Liabilities — 12.9%		96,597,077

Net Assets — 100.0%		$750,062,193

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—		$—	$—	$—	—	$518	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,570,000	—		(1,180,000	)(b)	—	—	390,000	390	1,301		—
						$—	$—	$390,000		$1,819		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$653,075,116	$—	$653,075,116
Money Market Funds	390,000	—	—	390,000
	$390,000	$653,075,116	$—	$653,465,116

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